Trade and Other Receivables - Disclosure of allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of trade and other Receivables [Line Items]
Financial assets at beginning of period	$ 129,319
Financial assets at end of period	99,089	$ 129,319
Allowance for credit losses [member]
Disclosure of trade and other Receivables [Line Items]
Financial assets at beginning of period	(148)	(459)
Increase (decrease) through transfers, financial assets	(1,593)	(440)
Reversal of decrease through write-off, financial assets	11	0
Decrease through write-off, financial assets	874	751
Financial assets at end of period	(856)	(148)
Net Impairment Loss Gain For Trade Receivables	$ (2,189)	$ (440)